Note 16 - Plant Restructuring	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]

16. Plant Restructuring

During 2021, the Company recorded a restructuring charge of $0.2 related to closed plants mostly for severance.

During 2020, the Company recorded a restructuring charge of $7.0 million related to the closing of plants in the Midwest and Northwest of which $5.3 million was for accelerated amortization of right-of-use operating lease assets, $2.4 million was mostly related to equipment moves and $1.2 million was related to severance. The Company also recorded a credit of $1.9 million for the reduced lease liability of previously impaired leases.

These charges are included under Plant Restructuring Charge in the Consolidated Statements of Net Earnings. Severance Payable and Other Costs Payable are included in Other Accrued Expenses on the Consolidated Balance Sheets.

The following table summarizes the restructuring and related asset impairment charges recorded and the accruals established during 2021 and 2020 (in thousands):

		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2019	$225	$1	226
Charge to expense	1,229	5,817	7,046
Cash payments/write offs	(1,252)	(5,818)	(7,070)
Balance March 31, 2020	202	-	202
Charge to expense	227	(45)	182
Cash payments/write offs	(429)	45	(384)
Balance March 31, 2021	$-	$-	$-